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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5567

                          MFS INTERMEDIATE HIGH INCOME FUND
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2011 - June 30, 2012

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ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05567
Reporting Period: 07/01/2011 - 06/30/2012
MFS Intermediate High Income Fund








====================== MFS Intermediate High Income Fund =======================


ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439T206
Meeting Date: APR 24, 2012   Meeting Type: Annual
Record Date:  MAR 15, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Keith E. Busse           For       Withhold     Management
1.2   Elect Director Richard F. Dauch         For       Withhold     Management
1.3   Elect Director Benjamin C. Duster, IV   For       Withhold     Management
1.4   Elect Director Lewis M. Kling           For       For          Management
1.5   Elect Director Stephen S. Ledoux        For       Withhold     Management
1.6   Elect Director John W. Risner           For       Withhold     Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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NEW YOUNG BROADCASTING HOLDINGS CO. INC.

Ticker:       YBTVQ          Security ID:  650151103
Meeting Date: FEB 08, 2012   Meeting Type: Annual
Record Date:  JAN 08, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Anthony Cassara          For       For          Management
2     Elect Director Sheldon Galloway         For       For          Management
3     Elect Director Soo Kim                  For       For          Management
4     Elect Director Kevin Shea               For       For          Management
5     Elect Director Thomas Sullivan          For       For          Management


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OPTI CANADA INC.

Ticker:       OPC            Security ID:  68383KAB5
Meeting Date: SEP 07, 2011   Meeting Type: Bondholder
Record Date:  AUG 04, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Bondholder Resolution: The Plan         For       For          Management

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QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 14, 2012   Meeting Type: Annual
Record Date:  MAR 23, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William J. Abraham, Jr.  For       Withhold     Management
1.2   Elect Director Douglas P. Buth          For       For          Management
1.3   Elect Director Christopher B. Harned    For       Withhold     Management
1.4   Elect Director Betty Ewens Quadracci    For       Withhold     Management
1.5   Elect Director J. Joel Quadracci        For       Withhold     Management
1.6   Elect Director Thomas O. Ryder          For       For          Management
1.7   Elect Director John S. Shiely           For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title):  JOHN M. CORCORAN*
                           ---------------------------------------------------
                           John M. Corcoran,
                           Principal Executive Officer & President

Date:  August 13, 2012

*By  (Signature and Title) /s/ Susan S. Newton
                           ---------------------------------------------------
                           Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 18/th/, 2012. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 54 filed with the SEC via EDGAR on July 26, 2012.